Deferred revenues (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	R$ (34,966)	R$ (27,731)
Accounting Estimates Two Thousand Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	(23,812)
Accounting Estimates Two Thousand Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Contractual assets (liabilities)	R$ (11,154)